Schedule of Condensed Consolidating Guarantor Balance Sheets (Detail) - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash	$ 191	$ 48		$ 4	$ 2	$ 2
Restricted cash	62	103	$ 103	75
Accounts receivable, net	123	123		89
Timeshare financing receivable, net	1,034	1,025		976
Inventory	492	513		412
Property and equipment, net	255	256		51
Intangible assets, net	71	70		74
Other assets	59	42		43
TOTAL ASSETS	2,287	2,180		1,724
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other	265	231		208
Advance deposits	100	103		96
Debt	486	490
Allocated Parent debt				634
Non-recourse debt	645	694		502
Deferred revenues	128	106		103
Deferred income tax liabilities	380	389		287
Total equity (deficit)	283	167		(106)	(373)	(535)
TOTAL LIABILITIES AND EQUITY	2,287	2,180		1,724
Operating segments
ASSETS
TOTAL ASSETS		2,147		1,693
Consolidation, Eliminations
ASSETS
Accounts receivable, net	(3)	(18)		(9)
Other assets		(17)
Investment in subsidiaries	(1,136)	(939)		(66)
TOTAL ASSETS	(1,139)	(974)		(75)
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other	(3)	(25)		(9)
Debt		(10)
Total equity (deficit)	(1,136)	(939)		(66)
TOTAL LIABILITIES AND EQUITY	(1,139)	(974)		(75)
Parent Company | Operating segments
ASSETS
Investment in subsidiaries	283	167
TOTAL ASSETS	283	167
LIABILITIES AND EQUITY
Total equity (deficit)	283	167
TOTAL LIABILITIES AND EQUITY	283	167
Subsidiary Issuer | Operating segments
ASSETS
Other assets	2	2
Investment in subsidiaries	769	657
TOTAL ASSETS	771	659
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other	2	2
Debt	486	490
Total equity (deficit)	283	167
TOTAL LIABILITIES AND EQUITY	771	659
Guarantor Subsidiaries | Operating segments
ASSETS
Cash	178	47		4	$ 2	$ 2
Restricted cash	38	81		58
Accounts receivable, net	124	123		92
Timeshare financing receivable, net	346	263		446
Inventory	491	510		407
Property and equipment, net	252	253		48
Intangible assets, net	71	70		74
Other assets	51	43		33
Investment in subsidiaries	84	115		66
TOTAL ASSETS	1,635	1,505		1,228
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other	259	251		215
Advance deposits	99	102		95
Allocated Parent debt				634
Deferred revenues	128	106		103
Deferred income tax liabilities	380	389		287
Total equity (deficit)	769	657		(106)
TOTAL LIABILITIES AND EQUITY	1,635	1,505		1,228
Non-Guarantor Subsidiaries | Operating segments
ASSETS
Cash	13	1
Restricted cash	24	22		17
Accounts receivable, net	2	18		6
Timeshare financing receivable, net	688	762		530
Inventory	1	3		5
Property and equipment, net	3	3		3
Other assets	6	14		10
TOTAL ASSETS	737	823		571
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other	7	3		2
Advance deposits	1	1		1
Debt		10
Non-recourse debt	645	694		502
Total equity (deficit)	84	115		66
TOTAL LIABILITIES AND EQUITY	$ 737	$ 823		$ 571